UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      HS Management Partners, LLC

Address:   598 Madison Ave; 14th Floor
           New York, NY  10022


Form 13F File Number: 028-13328


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ronald R. Staib
Title:  CCO/SVP
Phone:  212-823-0576

Signature,  Place,  and  Date  of  Signing:

/s/ Ronald R. Staib                New York, NY 10022                 10/19/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      681,094
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M CO COM                                COM            88579Y101    46255   644310 SH       SOLE                 644310      0    0
ADOBE SYSTEMS INC                        COM            00724F101    44163  1827190 SH       SOLE                1827190      0    0
ANHEUSER BUSCH INBEV SA/NV SPONSOREDADR  SPONSORED ADR  03524A108    40337   761365 SH       SOLE                 761365      0    0
COCA COLA CO COM                         COM            191216100    11052   163590 SH       SOLE                 163590      0    0
DIAGEO PLC SPONSORED ADR NEW             SPONSORED ADR  25243Q205    35776   471165 SH       SOLE                 471165      0    0
DISCOVERY COMMUNICATIONS INC             COM            25470F104    23807   632815 SH       SOLE                 632815      0    0
EBAY INC                                 COM            278642103    45598  1546231 SH       SOLE                1546231      0    0
GOOGLE INC CLASS A                       COM            38259P508    45080    87640 SH       SOLE                  87640      0    0
HASBRO INC COM                           COM            418056107    45079  1382355 SH       SOLE                1382355      0    0
"INTL FLAVORS INTL FLAVORS & FRAGRANCES  COM            459506101    11194   199118 SH       SOLE                 199118      0    0
INC COM "
KELLOGG CO COM USD0.25                   COM            487836108    15782   296710 SH       SOLE                 296710      0    0
MC DONALDS CORP                          COM            580135101    11662   132800 SH       SOLE                 132800      0    0
MICROSOFT CORP NEW                       COM            594918104    43867  1762440 SH       SOLE                1762440      0    0
SCRIPPS NETWORKS INTERACTIVE INC CL A    COM            808513105    41311  1111400 SH       SOLE                1111400      0    0
COM STK
STAPLES INC COM                          COM            855030102    14983  1126550 SH       SOLE                1126550      0    0
TARGET CORP COM STK                      COM            811065101    37912   773082 SH       SOLE                 773082      0    0
TIME WARNER INC USD0.01                  COM            887317303    47153  1573341 SH       SOLE                1573341      0    0
UNILEVER N V NEW YORK SHS NEW            SPONSORED ADR  887317105    31627  1004345 SH       SOLE                1004345      0    0
WALT DISNEY CO                           COM            904767704    43758  1450875 SH       SOLE                1450875      0    0
WESTERN UNION CO                         COM            959802109    29878  1954107 SH       SOLE                1954107      0    0
WILLIAMS SONOMA INC COM                  COM            969904101    14820   481338 SH       SOLE                 481338      0    0


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